Reporting Entity - Condensed Financial Information of the Significant Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Total Assets	₩ 47,906,957	₩ 45,202,368
Total Liabilities	23,510,714	22,385,434
Total equity	24,396,243	22,816,934	₩ 22,349,250
Revenue	18,724,299	17,843,537	16,945,910
Profit (loss)	1,500,538	860,733	3,131,988
SK Telink Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	176,872	265,725	493,972
Total Liabilities	60,702	77,378	107,565
Total equity	116,170	188,347	386,407
Revenue	351,334	363,627	373,019
Profit (loss)	18,010	3,010	39,962
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	999,225	923,424	1,045,946
Total Liabilities	542,534	446,432	495,907
Total equity	456,691	476,992	550,039
Revenue	545,556	530,489	228,000
Profit (loss)	(29,623)	(5,077)	(9,507)
SK m&service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	129,738	109,699	97,924
Total Liabilities	74,962	58,605	48,182
Total equity	54,776	51,094	49,742
Revenue	214,949	218,848	208,936
Profit (loss)	2,759	2,448	(119)
SK Communications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets			79,646
Total Liabilities			28,458
Total equity			51,188
Revenue			41,604
Profit (loss)			(10,323)
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	5,765,808	4,565,732	4,266,458
Total Liabilities	3,119,489	2,930,482	2,682,236
Total equity	2,646,319	1,635,250	1,584,222
Revenue	3,713,021	3,170,691	3,158,877
Profit (loss)	150,694	47,701	154,999
K-net culture and contents venture fund [member]
Disclosure of subsidiaries [line items]
Total Assets	377,683	151,493	147,691
Total Liabilities	65,896	21,163	20,873
Total equity	311,787	130,330	126,818
Profit (loss)	(44,737)	(294)	58,584
PS&Marketing Corporation [member]
Disclosure of subsidiaries [line items]
Total Assets	470,521	439,947	432,699
Total Liabilities	257,809	225,942	216,624
Total equity	212,712	214,005	216,075
Revenue	1,427,218	1,684,576	1,587,203
Profit (loss)	(847)	96	76
SERVICE ACE Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	96,258	80,844	76,770
Total Liabilities	71,890	55,133	45,229
Total equity	24,368	25,711	31,541
Revenue	206,612	206,080	198,164
Profit (loss)	2,905	3,906	4,217
SERVICE TOP Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	69,496	66,932	74,452
Total Liabilities	51,584	50,060	49,400
Total equity	17,912	16,872	25,052
Revenue	195,479	193,377	205,574
Profit (loss)	2,592	2,230	5,276
SK O&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	88,663	96,446	81,773
Total Liabilities	54,012	62,086	42,257
Total equity	34,651	34,360	39,516
Revenue	278,948	281,634	265,183
Profit (loss)	778	1,724	1,089
SK Planet Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	536,981	595,838	753,630
Total Liabilities	214,846	278,438	436,501
Total equity	322,135	317,400	317,129
Revenue	276,462	275,544	672,648
Profit (loss)	1,305	1,214	(436,106)
DREAMUS COMPANY [member]
Disclosure of subsidiaries [line items]
Total Assets	172,443	171,586	204,479
Total Liabilities	76,642	53,669	44,620
Total equity	95,801	117,917	159,859
Revenue	226,329	196,961	137,849
Profit (loss)	(23,068)	(48,006)	(21,314)
SKP America LLC. [member]
Disclosure of subsidiaries [line items]
Total Assets			383,697
Total equity			383,697
Profit (loss)			(370)
Life and Security Holdings Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets		2,639,781	2,611,838
Total Liabilities		2,330,920	2,261,456
Total equity		308,861	350,382
Revenue	1,327,150	913,301	197,487
Profit (loss)	14,227	12,703	6,038
SK Infosec Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	2,927,396	158,424	183,896
Total Liabilities	2,550,936	61,644	54,301
Total equity	376,460	96,780	129,595
Revenue	1,327,150	270,423
Profit (loss)	14,227	18,520
One Store Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	243,442	236,329	116,716
Total Liabilities	99,943	93,625	65,890
Total equity	143,499	142,704	50,826
Revenue	155,218	135,116	110,284
Profit (loss)	1,952	(5,415)	(13,903)
Home and Service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	124,197	121,202	87,159
Total Liabilities	88,740	84,378	45,341
Total equity	35,457	36,824	41,818
Revenue	397,754	351,154	325,177
Profit (loss)	(20)	(427)	(1,264)
SK stoa Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	107,982	70,754	41,305
Total Liabilities	79,339	59,207	37,560
Total equity	28,643	11,547	3,745
Revenue	268,693	196,063	116,459
Profit (loss)	17,154	875	₩ (16,987)
FSK L&S CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	66,117	47,550
Total Liabilities	35,192	19,651
Total equity	30,925	27,899
Revenue	205,623	130,872
Profit (loss)	3,022	306
Incross Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	179,308	144,263
Total Liabilities	104,778	78,519
Total equity	74,530	65,744
Revenue	39,440	19,787
Profit (loss)	₩ 12,307	₩ 5,756